Property, Plant and Equipment - Schedule of Property Plant and Equipment at Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 1,675.8	$ 1,689.2
Less: accumulated depreciation	(448.6)	(412.4)
Total property, plant and equipment	1,227.2	1,276.8
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	91.4	92.9
Tank Jetties and Installation [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	1,475.8	1,421.4
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	35.0	36.9
Construction Work in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 73.6	$ 138.0